CONSOLIDATED BALANCE SHEETS (Successor, USD $) In Thousands, unless otherwise specified	Dec. 26, 2014	Dec. 27, 2013
Successor
Current Assets:
Cash and cash equivalents	$ 6,064	$ 6,102
Accounts receivable - trade (net of allowance for doubtful accounts of $4,190 and $3,595)	177,878	165,420
Inventories	302,743	276,341
Prepaid expenses and other current assets	42,596	40,936
Income taxes receivable	4,139	13,563
Deferred income taxes	30,290	15,179
Total current assets	563,710	517,541
Property and equipment, net	54,844	58,665
Goodwill	486,439	486,439
Other intangible assets, net	345,314	445,046
Other assets	10,315	10,042
Total assets	1,460,622	1,517,733
Current Liabilities:
Accounts payable	126,116	123,915
Accrued expenses and other current liabilities	96,272	69,939
Accrued interest	17,305	19,755
Current portion of long-term debt	83,500	0
Current portion of capital leases	10	231
Total current liabilities	323,203	213,840
Long-Term Liabilities:
Deferred income taxes	116,358	145,584
Long-term debt, net of current portion	702,099	798,347
Capital leases, net of current portion	0	10
Other liabilities	2,445	3,099
Total liabilities	1,144,105	1,160,880
Commitments and contingencies (Note 15)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,501,418 shares issued and 1,499,142 shares outstanding as of December 26, 2014 and 1,478,151 issued and outstanding as of December 27, 2013	15	15
Additional paid-in capital	400,231	392,201
Accumulated deficit	(81,856)	(34,784)
Accumulated other comprehensive loss	(1,165)	(579)
Treasury stock, at cost, 2,276 shares held as of December 26, 2014 and none as of December 27, 2013	(708)	0
Total stockholders' equity	316,517	356,853
Total liabilities and stockholders' equity	$ 1,460,622	$ 1,517,733